As filed with the Securities and Exchange Commission on October 28, 2005.

                                                     Registration Nos. 333-64496
                                                                       811-04473

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]

                        Pre-Effective Amendment No. _                      [ ]

                       Post-Effective Amendment No. 7                      [X]

             REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1940

                              Amendment No. 27                             [X]

                            ------------------------

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                                  (Registrant)

                            ------------------------

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                   (Depositor)
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-467-1122

                            ------------------------

                                DONALD R. STADING
                  Vice President, Secretary and General Counsel
                    Ameritas Variable Life Insurance Company
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-467-7465

                            ------------------------

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

         It is proposed that this filing will become effective:

         [ ] immediately upon filing pursuant to paragraph b
         [X] on November 14, 2005 pursuant to paragraph a of Rule 485
         [ ] on _____________pursuant to paragraph b of Rule 485
         60 days after filing pursuant to paragraph a of Rule 485
         If appropriate, check the following box:

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Securities of Unit Investment Trust

                                OVERTURE OVATION!

The prospectus and statement of additional information are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 7, by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-6 (File No. 333-64496), as filed on April 11, 2005 and declared effective on May 1, 2005.

A Supplement to the prospectuses is included in Part A of this Post-Effective Amendment.


                                OVERTURE OVATION!
                              CONTENTS OF FORM N-6

PART A:  INFORMATION REQUIRED IN A PROSPECTUS
Form N-6          Item                                      Heading in Prospectus
Item 1.  Front and Back Cover Pages
              (a) Front Cover Page..........................Front Cover Page
              (b) Back Cover Page...........................Last Page
Item 2.  Risk/Benefit Summary: Benefits and Risks
              (a) Contract Benefits.........................POLICY SUMMARY
              (b) Contract Risks............................         "
              (c) Portfolio Company Risks...................         "
Item 3.  Risk/Benefit Summary: Fee Table....................CHARGES
Item 4.  General Description of Registrant, Depositor and Portfolio Companies
              (a) Depositor.................................Front Cover Page (more in SAI)
              (b) Registrant................................INVESTMENT OPTIONS-Separate Account Variable Investment Options
              (c) Portfolio Company.........................         "
              (d) Portfolio Company Prospectus..............         "; Appendix A
              (e) Voting....................................         "
Item 5.  Charges
              (a) Description...............................CHARGES; CHARGES EXPLAINED
              (b) Portfolio Company Charges.................                 "
              (c) Incidental Insurance Charges..............N/A
Item 6.  General Description of Contracts
              (a) Contract Rights...........................POLICY SUMMARY; INVESTMENT OPTIONS;
                                                            OTHER IMPORTANT POLICY INFORMATION; POLICY DISTRIBUTIONS
              (b) Contract Limitations......................                 "
              (c) Contracts or Registrant Changes...........INVESTMENT OPTIONS-Adding, Deleting or
                                                            Substituting Variable Investment Options; OTHER IMPORTANT POLICY
                                                            INFORMATION-Policy Changes
              (d) Other Benefits............................N/A
              (e) Class of Purchasers.......................OTHER IMPORTANT POLICY INFORMATION-Policy Application and Issuance
Item 7.  Premiums
              (a) Purchase Procedures.......................                 "
              (b) Premium Amount............................                 "
              (c) Premium Payment Plans.....................                 "
              (d) Premium Due Dates.........................                 "
              (e) Automatic Premium Loans...................N/A
              (f) Sub-Account Valuation.....................OTHER IMPORTANT POLICY INFORMATION-Policy Value
Item 8. Death Benefits and Contract Values
              (a) Death Benefits............................POLICY DISTRIBUTIONS-Death Benefit
              (b) Charges and Contract Values...............CHARGES; CHARGES EXPLAINED; OTHER
                                                            IMPORTANT POLICY INFORMATION-Policy Value
Item 9.  Surrenders, Partial Surrenders, and Partial Withdrawals
              (a) Surrender.................................POLICY DISTRIBUTIONS-Full Surrender
              (b) Partial Surrender and Withdrawal..........                 "-Partial Withdrawal
              (c) Effect of Partial Surrender and Withdrawal                            "        "
              (d) Sub-Account Allocation....................OTHER IMPORTANT POLICY INFORMATION-Policy Application
                                                            and Issuance
              (e) Revocation Rights.........................                 "-"Free Look" rights
Item 10. Loans
              (a) Availability of Loans.....................POLICY DISTRIBUTIONS-Policy Loans
              (b) Limitations...............................                 "
              (c) Interest..................................                 "
              (d) Effect on Cash Value and Death Benefit....                 "
              (e) Procedures................................                 "
Item 11. Lapse and Reinstatement
              (a) Lapse.....................................OTHER IMPORTANT POLICY INFORMATION-Lapse and Grace Period
              (b) Lapse Options.............................                 "
              (c) Effect of Lapse...........................                 "
              (d) Reinstatement.............................                 "-Reinstatement
Item 12. Taxes
              (a) Tax Consequences..........................TAX MATTERS
              (b) Effect....................................         "
Item 13. Legal Proceedings..................................OTHER IMPORTANT POLICY INFORMATION-Legal Proceedings
Item 14. Financial Statements...............................See Statement of Additional Information, below.

PART B   Information Required in a Statement of Additional Information
Form N-6          Item                                      Heading in Statement of Additional Information

Item 15. Cover Page and Table of Contents
              (a) Cover Page................................Cover Page
              (b) Table of contents.........................      "
Item 16. General Information and History
              (a) Depositor.................................About Our Company
              (b) Registrant................................see prospectus, INVESTMENT OPTIONS
              (c) History of Depositor and Registrant.......About Our Company; see prospectus, INVESTMENT OPTIONS-
                                                            Separate Account Variable Investment Options
Item 17. Services
              (a) Expenses Paid by Third Parties............N/A
              (b) Service Agreements........................N/A
              (c) Other Service Providers...................N/A
Item 18. Premiums
              (a) Administrative Procedures.................see prospectus, OTHER IMPORTANT POLICY INFORMATION-
                                                            Policy Application and Issuance
              (b) Automatic Premium Loans...................N/A
Item 19. Additional Information About Operation of Contracts and Registrant
              (a) Incidental Benefits.......................see prospectus, OTHER IMPORTANT POLICY INFORMATION
              (b) Surrender and Withdrawal..................see prospectus, CHARGES; CHARGES EXPLAINED;
                                                            POLICY DISTRIBUTIONS
              (c) Material Contracts Relating to The Registrant        N/A
Item 20. Underwriters
              (a) Identification............................Underwriter
              (b) Offering and Commissions..................Distribution of the Policy
              (c) Other Payments............................           "
              (d) Commissions to Dealers....................           "
Item 21. Additional Information about Charges
              (a) Sales Load................................see prospectus, CHARGES; CHARGES EXPLAINED
              (b) Special Purchase Plans....................More Information on charges
              (c) Underwriting Procedures...................           "
              (d) Increases in Face Amount..................see prospectus, POLICY DISTRIBUTIONS-Death Benefit
Item 22. Lapse and Reinstatement............................see prospectus, OTHER IMPORTANT POLICY INFORMATION-
                                                            Lapse and Reinstatement
Item 23. Loans
              (a) Loan Provisions...........................see prospectus, OTHER IMPORTANT POLICY INFORMATION;
                                                            POLICY DISTRIBUTIONS-Policy Loans
              (b) Amount Available..........................               "
              (c) Effect on Cash Value and Sub-Accounts.....               "
              (d) Interest..................................               "
              (e) Other Effects.............................               "
Item 24. Financial Statements
              (a) Registrant................................Financial Statements
              (b) Depositor.................................Financial Statements
Item 25  Illustrations
              (a) Narrative Information.....................see prospectus, last page-Illustrations
              (b) Headings..................................               "
              (c) Premiums, Ages............................               "
              (d) Rating Classifications....................               "
              (e) Years.....................................               "
              (f) Illustrated Values........................               "
              (g) Rates of Return...........................               "
              (h) Portfolio Company Charges.................               "
              (i) Other Charges.............................               "
              (j) Additional Information....................               "

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
           AMERITAS VARIABLE LIFE INSURANCE COMPANY SEPARATE ACCOUNT V
          Supplement to Overture Ovation! Prospectus Dated May 1, 2005
                       Supplement Dated November 14, 2005

A. The Overture Ovation! prospectus is amended as follows to describe the costs and benefits of an added Asset Protection Rider feature:

Page 6

The Policy Charges Section tables shall also include the following information:

--------------------------------------- ---------------------- ------------------ ------------------------------
 PERIODIC CHARGES
(other than Subaccount portfolio          When Deducted              Current                Guaranteed
operating expenses)                                                 (annual)              Maximum (annual)
--------------------------------------- -------------------- -------------------- ------------------------------
COST OF OPTIONAL FEATURES
--------------------------------------- -------------------- -------------------- ------------------------------
   Asset Protection Rider                     Monthly                 0.50%                     0.60%
                                                                 times guarantee    times guarantee balance (12)
                                                                  balance (12)                   (12)
--------------------------------------- -------------------- -------------------- ------------------------------
   Asset Protection Plus Rider                Monthly                 1.00%                     1.20%
                                                                 times guarantee    times guarantee balance (12)
                                                                  balance (12)
--------------------------------------- -------------------- -------------------- ------------------------------

Periodic Charges Table Footnotes:

(12) "Guarantee Balance" is equal to Policy value on the date the rider is issued, reset, or renewed, plus subsequent net premiums and minus subsequent Policy charges and an adjustment for withdrawals, subject to certain restrictions as described in the Policy Values provision of this Prospectus. For more information about the Rider charge, read the Policy Value provision.

Page 19
The Policy Value provision is amended by adding the following:

o        Asset Protection Rider (Optional)
         An Asset Protection Rider can be purchased to protect against investment loss by guaranteeing a minimum accumulation benefit at the end of the rider's 10-year term. On the rider maturity date, the rider benefit is equal to the guarantee balance minus Policy value. If policy value on the rider maturity date exceeds the guarantee balance, there is no rider benefit. Any rider benefit is added to policy value on the rider maturity date. The benefit will be credited on a pro-rata basis to the policy's selected investment options then in effect. There is no rider benefit if the insured dies prior to the rider's maturity date. The rider must remain in force for at least five years once it is purchased or renewed. After the fifth year, you have the option to reset your guarantee balance to the then current Policy value and start a new 10-year period. The rider can be renewed until age 80. This benefit does not protect against Policy lapse. This rider continues in-force as long as the Policy is in-force.

         An Asset Protection Plus Rider can be purchased that provides similar benefits as the Asset Protection Rider, described above, except that the Rider benefit on the Rider maturity date is equal to the greater of (1) the guarantee balance minus the Policy value, and (2) the sum of the Rider's charges since the rider issue date, unless a rider benefit has been previously paid in which case the amount in (2) is the sum of rider charges since the most recent rider benefit payment. The Asset Protection Plus Rider also guarantees to add rider charges to the policy's death benefit upon the insured's death while the rider is in-force. The amount added will be rider charges since the rider issue date, unless a rider benefit has been previously paid in which case the amount added will be rider charges since that later date.

"Guarantee balance" is equal to Policy value on the date the rider is issued, reset, or renewed, adjusted as follows:

     1.   increased by additional net premiums paid;
               Net premium is premium paid minus any charges deducted directly from premium, subject to the following restriction. We reserve the right to limit the amount of net premium that can be added to the guarantee balance after the end of the minimum in-force period and before the rider maturity date.
     2.   decreased by Policy charges; and
               Policy charges include monthly cost of insurance, administrative expenses, and riders (except this rider).
     3.   decreased by an adjustment made for Partial withdrawals.
               Partial withdrawals cause the guarantee balance to be decreased in the same proportion as the withdrawal reduces the policy value. For example, if the withdrawal is 10% of the policy value before the withdrawal, the guarantee balance after the withdrawal will be 90% of the guarantee balance immediately prior to the withdrawal.

B. AVLIC is a wholly owned subsidiary of AMAL Corporation, a Nebraska stock company. AMAL was a joint venture between Ameritas Life Insurance Corp.(Ameritas
Life), a Nebraska stock life insurance company, which owned a majority interest in AMAL Corporation, and AmerUs Life Insurance Company ("AmerUs Life"), an Iowa stock life insurance company, which owned a minority interest in AMAL Corporation. Effective September 26, 2005, AmerUs Life sold its interest in AMAL to Ameritas Life and AMAL. With the sale of the AMAL Corporation stock, AmerUs Life will be released from its obligations under the guarantee that AmerUs executed in 1996 when the AMAL Corporation joint venture was created. The guarantee provides that AmerUs Life will be relieved of its obligations under the guarantee if it sells its interest in AMAL Corporation to another insurance company which has an equivalent financial rating from a national rating agency equal to or greater than that of AmerUs Life and the purchaser assumes the guarantee. Ameritas Life has an equivalent rating from a national rating agency and has assumed the guarantee obligation effective September 26, 2005.

                 Please retain this Supplement with the current
                   prospectus for your variable Policy issued
                  by Ameritas Variable Life Insurance Company.

          If you do not have a current prospectus, please contact AVLIC at 1-800-745-1112.

   PART C

                                OTHER INFORMATION

     Item 26.     Exhibits

     Exhibit
     Number       Description of Exhibit
     (a) Board of Directors Resolution of Ameritas Variable Life Insurance Company Authorizing Establishing the Separate
              Account. (1)
     (b)      Custodian Agreements.  Not Applicable.
     (c)      Principal Underwriting Agreement and Amendment. (1,) (2)
     (d)      Form of Policy and Riders. 3, (4)
     (e)      Form of Application. (3)
     (f) Articles of Incorporation of Ameritas Variable Life Insurance Company. (2)
              Bylaws of Ameritas Variable Life Insurance Company. (5)
     (g)      Form of Assumption Reinsurance Agreement. (1)
     (h)      Forms of Participation Agreements:
                (1) Variable Insurance Products Fund. (2)
                (2) The Alger American Fund. (2)
                (3) MFS Variable Insurance Trust. (1)
                (4) Morgan Stanley Universal Funds, Inc. (1)
                (5) Calvert Variable Series, Inc. Ameritas Portfolios. (6)
                (6) Calvert Variable Series, Inc. (7)
                (7) American Century Variable Portfolios, Inc. (7)
                (8) INVESCO Variable Investment Funds, Inc. (7)
                (9) Salomon Brothers Variable Series Funds Inc. (7)
                (10) Summit Mutual Funds, Inc. (7)
                (11) Third Avenue Variable Series Trust. (7)
     (i)      Administrative Contracts. Not Applicable.
     (j)      Other Material Contracts:
                  Powers of Attorney. 8, 9, 10, (11)
                  Guaranty Agreement.
     (k)      Legal Opinion of Donald R. Stading.
     (l)      Actuarial Opinion. Not applicable.
     (m)      Calculation. Not applicable.
     (n) Other Opinions: Independent Auditors' and Independent Registered Public Accounting Firm Consents.
     (o)      Omitted Financial Statements. (12)
     (p)      Initial Capital Agreements. Not applicable.
     (q)      Transfer and Redemption Procedures Pursuant to Rule 6e-3(T)(b)
              (12)(iii).(13)

Footnotes:
1. Incorporated by reference to the initial Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-15585, filed November 5, 1996.
2. Incorporated by reference to the Pre-Effective Amendment to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-15585, filed January 17, 1997.
3. Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-64496, filed September 21, 2001.
4. Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-64496, filed July 29, 2005.
5. Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 333-36507, filed February 20, 1998.
6. Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-15585, filed August 30, 1999.
7. Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-14845, filed November 22, 2000.
8. Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 333-46675, filed March 29, 2002.
9. Incorporated by reference to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-101274, filed November 18, 2002.
10. Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 033-30019, filed April 23, 2003.
11. Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 33-98848, filed April 2, 2004.
12. Financial Statements omitted from Item 24 include: The December 31, 2004 financial statements of Ameritas Variable Life Insurance Company's parent and guarantor, Ameritas Life Insurance Corp., which are incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-6 for File No. 033-86500, as filed on April 20, 2005, and AMAL Corporation and Subsidiaries Consolidated Financial Statements, which are included as Exhibit (o) to this filing.
13. Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-64496, filed February 26, 2003.

Item 27.   Directors and Officers of the Depositor

           Name and Principal               Position and Offices
           Business Address                 with Depositor

           Lawrence J. Arth*                Director, Chairman of the Board and Chief Executive Officer
           JoAnn M. Martin*                 Director, President and Chief Operating Officer
           Haluk Ariturk*                   Director
           Arnold D. Henkel*                Director, Executive Vice President
           William W. Lester*               Director, Senior Vice President, Chief Investment Officer and Treasurer
           Robert C. Barth*                 Vice President, Controller and Chief Accounting Officer
           Raymond M. Gilbertson*           Vice President - Corporate Compliance
           Donald R. Stading*               Vice President, Secretary and General Counsel

*      Principal business address: Ameritas Variable Life Insurance Company, 5900 "O" Street, Lincoln, Nebraska 68510.



Item 28.        Persons Controlled by or Under Common Control with the Depositor or the Registrant

Name of Corporation (state where organized)                            Principal Business

Ameritas Acacia Mutual Holding Company (NE)............................mutual insurance holding company
     Ameritas Holding Company (NE).....................................stock insurance holding company

         Acacia Life Insurance Company (DC)............................life insurance company
              Acacia Financial Corporation (MD)........................holding company
                  Acacia Federal Savings Bank (DE).....................federally chartered bank owned by Acacia Financial
                                                                       Corporation (85.21%) and Ameritas Life Insurance
                                                                       Corp. (14.79%)
                     Acacia Service Corp. (VA).........................deposit solicitation
                  Calvert Group, Ltd. (DE).............................holding company
                     Calvert Asset Management Company (DE).............asset management services
                     Calvert Shareholder Services, Inc. (DE)...........administrative services
                     Calvert Administrative Services Company (DE)......administrative services
                     Calvert Distributors, Inc. (DE)...................broker-dealer

         Ameritas Life Insurance Corp. (NE)............................life/health insurance company
              AMAL Corporation (NE)....................................a joint venture holding company among
                                                                       Ameritas Life Insurance Corp. (86.0041%),
                                                                       Acacia Life Insurance Company (11.03%),
                                                                       and Acacia Financial Corporation (2.97%)
                  Ameritas Variable Life Insurance Company (NE)........life insurance company
                  Ameritas Investment Corp. (NE).......................a securities broker dealer and investment advisor owned by AMAL Corporation (66.41%) and
                                                                       AmerUs Life Insurance Company (33.59%)
              Ameritas Investment Advisors, Inc. (NE)..................investment advisor
              First Ameritas Life Insurance Corp. of New York (NY).....life insurance company
              Pathmark Administrators, Inc. (NE).......................third-party administrator of dental and eye care insurance plans
              Veritas Corp. (NE).......................................insurance marketing agency

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company except as noted.

Item 29.      Indemnification

Ameritas Variable Life Insurance Company's By-laws provide as follows:

     "The Corporation shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he or she is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska."

     Section 21-2004 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation for amount paid in settlement actually and reasonably incurred by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

     In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnify for such expenses which the Court shall deem proper.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.      Principal Underwriter

     a) Ameritas Investment Corp. which serves as the principal underwriter for the variable life insurance contracts issued through Ameritas Variable Life Insurance Company Separate Account V, also serves as the principal underwriter for variable annuity contracts issued through Ameritas Variable Life Insurance Company Separate Account VA-2, and serves as the principal underwriter for variable life insurance contracts issued through Ameritas Life Insurance Corp. Separate Account LLVL and First Ameritas Variable Life Separate Account and variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA and First Ameritas Variable Annuity Separate Account. AIC is the underwriter for the Ameritas Portfolios and also serves as its investment advisor.

     b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

          Name and Principal                         Positions and Offices
          Business Address                           With Underwriter
          Lawrence J. Arth* Director, Chairman
          Salene Hitchcock-Gear*                     Director, President and Chief Executive Officer
          Gary R. McPhail**                          Director, Senior Vice President
          William W. Lester*                         Director, Vice President and Treasurer
          Thomas C. Godlasky**                       Director
          Billie B. Beavers***                       Senior Vice President
          Bruce D. Lefler***                         Senior Vice President
          Maria E. Sherffius*                        Vice President - Chief Compliance Officer
          Donald R. Stading*                         Vice President, Secretary and General Counsel
          Michael M. VanHorne***                     Senior Vice President

* Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
** Principal business address: AmerUs Life Insurance Company, 611 Fifth Avenue, Des Moines, Iowa 50309.
*** Principal business address: Ameritas Investment Corp., 440 Regency Parkway Drive, Suite 222, Omaha, Nebraska 68114.

(c) Compensation From the Registrant.
          (1)                          (2)                     (3)                     (4)               (5)
                                 Compensation on
                                Net Underwriting       Events Occasioning
     Name of Principal           Discounts and         the Deduction of a           Brokerage           Other
     Underwriter                  Commissions          Deferred Sales Load         Commissions       Compensation
     Ameritas Investment
     Corp. ("AIC")                $10,148,450                 $0                     $25,115           $280,194

          (2)+(4)+(5) = Gross variable life compensation received by AIC.
          (2) = Sales compensation received and paid out by AIC as underwriter; AIC retains 0.
          (4) = Sales compensation received by AIC for retail sales.
          (5) = Sales compensation received by AIC and retained as underwriting fee.

Item 31. Location of Accounts and Records

         The Books, records and other documents required to be maintained by
         Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Variable Life Insurance Company, 5900 "O" Street, Lincoln, Nebraska 68510.

Item 32. Management Services

         Not Applicable.

Item 33. Fee Representation

         Ameritas Variable Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Ameritas Variable Life Insurance Company Separate Account V has duly caused this Post-Effective Amendment No. 7 to Registration Statement Number 333-64496 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 26th day of October, 2005.

     AMERITAS VARIABLE LIFE INSURANCE COMPANY SEPARATE ACCOUNT V, Registrant
               AMERITAS VARIABLE LIFE INSURANCE COMPANY, Depositor

                                                      By: Lawrence J. Arth*
                                                         -----------------------
                                                          Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on October 26, 2005.

       SIGNATURE                                               TITLE

     Lawrence J. Arth (1)        Director, Chairman and Chief Executive Officer
     JoAnn M. Martin (1)         Director, President and Chief Operating Officer
     Haluk Ariturk (2)           Director
     Arnold D. Henkel (3)        Director
     Robert C. Barth (1)         Vice President, Controller and Chief Accounting
                                 Officer
     William W. Lester (1)       Senior Vice President, Chief Investment Officer
                                 and Treasurer
     /S/ Donald R. Stading       Vice President, Secretary and General Counsel
     ---------------------
     Donald R. Stading



1 Signed by Donald R. Stading under Powers of Attorney executed effective as of January 25, 2001.
2 Signed by Donald R. Stading under Power of Attorney executed effective as of April 7, 2003.
3 Signed by Donald R. Stading under Power of Attorney executed effective as of April 2, 2004.

                                  Exhibit Index

     Exhibit

       (j)      Guarantee Agreements
                Assumption of AmerUs Guarantee
                   (Agreement Regarding Share Purchases)

       (k)      Legal Opinion of Donald R. Stading

       (n)      Other Opinions:
                   Ameritas Variable Life Insurance Company
                       Independent Auditors' Consent
                       Consent of Independent Registered Public Accounting Firm
                   Ameritas Life Insurance Corp.
                       Independent Auditors' Consent
                   AMAL Corporation
                       Independent Auditors' Consent

       (o)      AMAL Corporation and Subsidiaries Consolidated Financial
                Statements